INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2017
Income Taxes Tables
Deferred tax assets

	2017	2016	2015
Deferred tax assets:
Canada	$351,500	$538,644	$753,850
Hong Kong	39,714	46,636	44,389
PRC	668,168	526,643	407,771
Sub-total	1,059,032	1,111,923	1,206,010
Less Valuation allowance	(1,059,032)	(1,111,923)	(1,206,010)
Net deferred tax assets	-	-	-

Consolidated effective tax (benefit) rate

	Year Ended September 30,
	2017	2016	2015
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	-10.77%	-10.57%	-13.00%
Effect of valuation allowance on deferred income tax assets	6.74%	0.63%	-10.38%
Effect of expense not deductible for tax purpose	-20.97%	-15.06%	-1.64%
Effective tax rate	0.00%	0.00%	-0.02%